Significant accounting policies: (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended		9 Months Ended							12 Months Ended		9 Months Ended	12 Months Ended	9 Months Ended
	Dec. 31, 2011	Mar. 31, 2011	Mar. 31, 2010	Dec. 31, 2011 Minimum	Dec. 31, 2011 Maximum	Dec. 31, 2011 Buildings	Dec. 31, 2011 Computer equipment and software	Dec. 31, 2011 Furniture and fixtures	Dec. 31, 2011 Machinery and equipment	Dec. 31, 2011 Canadian dollar	Mar. 31, 2011 Canadian dollar	Mar. 31, 2010 Canadian dollar	Dec. 31, 2011 Euro	Mar. 31, 2011 Euro	Dec. 31, 2011 Swedish Krona	Oct. 12, 2011 Swedish Krona
Basis of presentation
Ownership interest held by joint venture partners (as a percent)	50.00%
Significant accounting policies
Year-end exchange rate (as a percent)										1.02	1.03		1.30	1.42	0.15	0.15
Average exchange rate (as a percent)										1.01	0.98	0.92	1.40	1.34	6.74
Useful life of property, plant and equipment						10 years	3 years	5 years	8 years
Estimated useful lives of intangible assets				5 years	20 years
Standard warranty coverage period	2 years
Period for determination of product specific experience				1 year	1 year 3 months
Period for determinaton of clear experience				2 years	3 years
Post-retirement benefits
Maximum contribution by company as percentage of employee's regular base pay	5.00%				5.00%
Recognized expenses associated with the RRSP	$ 699	$ 661	$ 635